UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2014

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2014

The total net of fee return of the LSV Value Equity Fund (the “Fund”) and the benchmark Russell 1000 Value Index and the S&P 500 Index for trailing periods ended April 30, 2014, were as follows:

	6 Months	1 Year	2 Years	3 Years	5 Years	10 Years
LSV Value Equity Fund	11.80%	28.22%	26.70%	16.22%	21.08%	8.50%
Benchmark:
Russell 1000 Value Index	9.61	20.90	21.35	14.16	19.52	7.95
Benchmark:
S&P 500 Index	8.35	20.44	18.65	13.83	19.13	7.67

As of 4/30/14; periods longer than one year are annualized; inception date is 3/31/99; net of fees. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets continued to rise in the trailing 6-month period despite geopolitical worries and an increase in stock price volatility. Within the broad market indices, value stocks continued to be in favor as the Russell 1000 Value Index was up 9.6% and the Russell 1000 Growth Index was up only 7.0%. This has been a positive development in terms of relative performance for the LSV Value Equity Fund.

Stock selection was strong across sectors as Fund holdings performed particularly well in the Energy, Consumer Staples and Industrials sectors. Our model continues to identify attractive valuations in the Technology sector and as a result, the Fund has been overweight relative to the benchmark weight for some time now. This has had a positive impact on relative performance results as Technology was the best performing sector in the Russell 1000 Value Index (benchmark) in the trailing 6-month period. The Fund’s underweight exposure to Telecommunications stocks also contributed positively as it was the worst performing sector in the benchmark during the period.

By historical standards stocks are neither cheap nor expensive at present, trading close to fair value. The LSV Value Equity Fund however trades at sizeable discounts relative to the benchmark as well as the broad market. Current valuations are 12.6x 2014 earnings estimates, 8.3x trailing cash flow and a 2.2% yield. We have seen a number of companies in the portfolio buying back shares, raising dividends and even some acquisitions which have helped results. We continue to believe and empirical evidence supports that building a portfolio of deeply discounted stocks pays off well in the long-run and in the short-run is not necessarily highly correlated with market direction.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. Currently, the Fund’s most significant sector exposures on a relative basis are to the Technology and Consumer Discretionary sectors. The Fund is underweight to Utilities and Health Care stocks. From an industry perspective, the biggest overweights are to Insurance and Aerospace Defense and the biggest underweights are to REITs, Pharmaceuticals and Industrial Conglomerates.

LSV was recently awarded the 2014 “Best Equity Small Fund Group” by Lipper. Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

Index returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Lipper presents the Best Equity Small Fund Group Award to the firm demonstrating the best historical risk-adjusted returns, relative to peers, for the previous three years ending November 30, 2013. Fund groups with at least five equity portfolios in the respective asset classes are eligible for a group award. More information on the Lipper Fund Awards methodology is available at www.lipperweb.com.

April 30, 2014	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund	Shares	Value (000)
Common Stock (98.5%)
Aerospace & Defense (3.8%)
Engility Holdings*	28,316	$1,236
Exelis	117,600	2,180
L-3 Communications Holdings, Cl 3	151,300	17,456
Northrop Grumman	163,200	19,830
Raytheon	138,100	13,186

		53,888

Agricultural Operations (0.7%)
Archer-Daniels-Midland	231,300	10,115

Agricultural Products (0.6%)
Ingredion	120,500	8,489

Aircraft (0.7%)
Lockheed Martin	56,400	9,258

Apparel Retail (0.2%)
Abercrombie & Fitch, Cl A	82,100	3,018

Application Software (0.6%)
Amdocs	179,100	8,334

Asset Management & Custody Banks (1.9%)
Ameriprise Financial	154,100	17,202
State Street	146,700	9,471

		26,673

Automotive (2.9%)
Autoliv	109,200	11,136
CST Brands	36,344	1,186
Ford Motor	707,300	11,423
Lear	60,800	5,050
Murphy USA*	18,550	788
TRW Automotive Holdings*	145,400	11,683

		41,266

	Shares	Value (000)
Banks (9.4%)
Bank of America	775,400	$11,740
Fifth Third Bancorp	415,700	8,568
Huntington Bancshares	1,055,300	9,666
JPMorgan Chase	635,900	35,598
Keycorp	493,100	6,726
PNC Financial Services Group	163,500	13,740
Regions Financial	602,700	6,111
Wells Fargo	790,600	39,245

		131,394

Biotechnology (1.7%)
Amgen	126,100	14,092
Myriad Genetics*	58,500	2,469
United Therapeutics*	74,800	7,481

		24,042

Cable & Satellite (1.7%)
DIRECTV*	185,400	14,387
Time Warner Cable, Cl A	64,200	9,082

		23,469

Casinos & Gaming (0.2%)
International Game Technology	260,400	3,268

Chemicals (1.7%)
Eastman Chemical	104,000	9,066
Huntsman	321,000	8,041
Olin	249,200	7,002

		24,109

Commercial Printing (1.1%)
Deluxe	140,000	7,693
RR Donnelley & Sons	410,800	7,230

		14,923

Commercial Services (0.0%)
Blackhawk Network Holdings, Cl B*	20,717	477

Commodity Chemicals (0.6%)
Cabot	144,300	8,341

Computer & Electronics Retail (0.3%)
GameStop, Cl A	86,500	3,432

Computers & Services (4.6%)
EMC	223,200	5,758
Hewlett-Packard	369,800	12,226
Microsoft	126,900	5,127
Oracle	253,800	10,375
Seagate Technology	247,700	13,024
United Online	46,000	545
Western Digital	198,000	17,450

		64,505

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2014	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Construction & Engineering (0.6%)
Leidos Holdings, Inc.	70,300	$2,618
Tutor Perini*	200,300	5,929

		8,547

Consumer Discretionary (0.7%)
Energizer Holdings	81,700	9,125

Drug Retail (0.8%)
CVS Caremark	153,900	11,192

Electrical Services (3.4%)
American Electric Power	193,100	10,391
Entergy	135,300	9,809
Exelon	238,700	8,362
Public Service Enterprise Group	277,900	11,385
SCANA	152,000	8,159

		48,106

Fertilizers & Agricultural Chemicals (0.5%)
CF Industries Holdings	30,600	7,502

Financial Services (3.9%)
Capital One Financial	89,300	6,599
Citigroup	427,600	20,487
Discover Financial Services	156,400	8,743
Goldman Sachs Group	83,100	13,281
Morgan Stanley	155,100	4,797

		53,907

Food, Beverage & Tobacco (1.6%)
Lorillard	130,200	7,737
Tyson Foods, Cl A	353,500	14,836

		22,573

General Merchandise Stores (0.9%)
Big Lots*	145,700	5,755
Target	108,600	6,706

		12,461

Health Care Equipment (2.8%)
Baxter International	261,300	19,020
Medtronic	118,400	6,964
Zimmer Holdings	130,300	12,613

		38,597

Household Products, Furniture & Fixtures (1.2%)
Whirlpool	113,000	17,332

Insurance (11.3%)
Aetna	196,500	14,040
Allstate	323,300	18,412
American Financial Group	239,300	13,982
Assurant	138,400	9,330
Chubb	74,100	6,823
CIGNA	75,000	6,003
Genworth Financial, Cl A*	393,400	7,022

	Shares	Value (000)
Insurance (continued)
Hartford Financial Services Group	182,400	$6,543
Lincoln National	290,600	14,097
MetLife	146,100	7,649
Prudential Financial	187,200	15,103
Stancorp Financial Group	122,100	7,460
Travelers	156,800	14,203
WellPoint	178,400	17,961

		158,628

Internet Retail (0.1%)
FTD*	64,400	1,954

IT Consulting & Other Services (0.2%)
Science Applications International	60,628	2,364

Machinery (2.7%)
AGCO	178,700	9,953
Caterpillar	86,300	9,096
Deere	194,030	18,111

		37,160

Office Electronics (0.6%)
Xerox	699,500	8,457

Office Equipment (0.3%)
Steelcase, Cl A	284,000	4,680

Petroleum & Fuel Products (14.9%)
Apache	75,700	6,571
Chevron	338,400	42,476
ConocoPhillips	316,300	23,504
Exxon Mobil	403,500	41,322
Helmerich & Payne	85,200	9,257
Marathon Oil	289,900	10,480
Marathon Petroleum	171,600	15,950
Murphy Oil	116,500	7,390
Noble	196,400	6,051
Phillips 66	219,400	18,259
Tesoro	156,100	8,787
Valero Energy	327,100	18,700

		208,747

Petroleum Refining (1.0%)
Hess	161,300	14,381

Pharmaceuticals (4.0%)
Merck	185,200	10,846
Pfizer	1,293,900	40,473
Questcor	56,400	4,635

		55,954

Printing & Publishing (1.3%)
Gannett	256,300	6,964
Lexmark International, Cl A	263,400	11,326

		18,290

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2014	(Unaudited)

LSV Value Equity Fund	Shares/ Face Amount (000)	Value (000)
Reinsurance (2.1%)
Everest Re Group	96,000	$15,171
PartnerRe	59,500	6,271
Validus Holdings	215,100	7,974

		29,416

Retail (2.6%)
Kohl’s	192,400	10,542
Kroger	457,500	21,063
Safeway	126,100	4,295

		35,900

Semi-Conductors/Instruments (1.9%)
Intel	673,700	17,981
Sanmina*	114,223	2,313
Vishay Intertechnology	486,600	6,920

		27,214

Steel & Steel Works (0.2%)
Steel Dynamics	179,300	3,276

Technology Distributors (0.5%)
Insight Enterprises*	277,400	7,246

Telephones & Telecommunications (5.7%)
AT&T	788,900	28,163
Cisco Systems	1,058,900	24,471
Corning	682,200	14,265
Harris	177,900	13,079

		79,978

Total Common Stock (Cost $961,079)		1,381,988

Repurchase Agreement (1.6%)
Morgan Stanley 0.000%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $22,181 (collateralized by various U.S. Treasury Notes, ranging in par value $11,206-$11,362, 0.125%- 1.625%, 1/15/15-1/15/22; with total market value $22,625)	$22,181	22,181

Total Repurchase Agreement (Cost $22,181)		22,181

Total Investments — 100.1% (Cost $983,260)		$1,404,169

Percentages are based on Net Assets of $1,403,057 (000).

*	Non-income producing security.

Cl	Class

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,381,988	$—	$—	$1,381,988
Repurchase Agreement	—	22,181	—	22,181
Total Investments in Securities	$1,381,988	$22,181	$—	$1,404,169

For the six months ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. During the six months ended April 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2014	(Unaudited)

	LSV Value Equity Fund
Assets:
Investments at Value (Cost $983,260)	$1,404,169
Receivable for Capital Shares Sold	1,848
Dividend and Interest Receivable	853
Prepaid Expenses	26
Total Assets	1,406,896
Liabilities:
Payable for Capital Shares Redeemed	3,027
Payable due to Adviser	621
Payable due to Administrator	75
Payable due to Trustees	14
Payable due to Chief Compliance Officer	8
Other Accrued Expenses	94
Total Liabilities	3,839
Net Assets	$1,403,057

Net Assets Consist of:
Paid-in Capital	$1,207,636
Undistributed Net Investment Income	5,948
Accumulated Realized Loss on Investments	(231,436)
Net Unrealized Appreciation on Investments	420,909
Net Assets	$1,403,057

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	62,481,956	(1)
Net Asset Value, Offering and Redemption Price Per Share	$22.46

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2014	(Unaudited)

LSV Value Equity Fund
Investment Income:
Dividend Income	$14,841
Interest Income	1
Total Investment Income	14,842
Expenses:
Investment Advisory Fees	3,625
Administration Fees	439
Trustees’ Fees	18
Chief Compliance Officer Fees	10
Professional Fees	60
Transfer Agent Fees	46
Printing Fees	35
Custodian Fees	30
Registration and Filing Fees	13
Insurance and Other Fees	26
Total Expenses	4,302
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	4,302
Net Investment Income	10,540
Net Realized Gain on Investments	51,071
Net Change in Unrealized Appreciation (Depreciation) on Investments	86,515
Net Realized and Unrealized Gain on Investments	137,586
Net Increase in Net Assets Resulting from Operations	$148,126

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2014 (Unaudited) And for the year ended October 31, 2013

	LSV Value Equity Fund
	11/1/2013 to 4/30/2014	11/1/2012 to 10/31/2013
Operations:
Net Investment Income	$10,540	$20,430
Net Realized Gain on Investments	51,071	23,087	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	86,515	321,882
Net Increase in Net Assets Resulting from Operations	148,126	365,399
Dividends and Distributions:
Net Investment Income	(19,631)	(22,053)
Total Dividends and Distributions	(19,631)	(22,053)
Capital Share Transactions:
Issued	136,264	239,342
In Lieu of Dividends and Distributions	19,165	21,503
Redeemed	(183,481)	(294,683	)(2)
Net Decrease in Net Assets Derived from Capital Share Transactions	(28,052)	(33,838)
Total Increase in Net Assets	100,443	309,508
Net Assets:
Beginning of Period	1,302,614	993,106
End of Period (including undistributed net investment income of $5,948 and $15,039, respectively)	$1,403,057	$1,302,614

Shares Transactions:
Issued	6,305	13,806
In Lieu of Dividends and Distributions	893	1,427
Redeemed	(8,586)	(17,011	)(2)
Net Decrease in Shares Outstanding from Share Transactions	(1,388)	(1,778)

(1)	Includes realized gain of $6,311 ($ Thousands) due to in-kind redemption (see note 9).

(2)	Includes redemptions as a result of an in-kind transfer of securities (see note 9).

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout each Period For the six months ended April 30, 2014 (unaudited) and the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Value Equity Fund
2014*	$20.39	$0.17	$2.22	$2.39	$(0.32)	$—	$(0.32)	$22.46	11.80%	$1,403,057	0.65%	1.60%	7%
2013	15.13	0.31	5.28	5.59	(0.33)	—	(0.33)	20.39	37.71	1,302,614	0.65	1.77	13
2012	13.14	0.27	2.00	2.27	(0.28)	—	(0.28)	15.13	17.64	993,106	0.66	1.96	10
2011	12.95	0.21	0.19	0.40	(0.21)	—	(0.21)	13.14	3.05	1,448,069	0.64	1.52	19
2010	11.66	0.25	1.32	1.57	(0.28)	—	(0.28)	12.95	13.62	1,807,315	0.63	1.98	24
2009	10.87	0.26	0.91	1.17	(0.38)	—	(0.38)	11.66	11.38	1,592,705	0.65	2.56	27

*	For the six months ended April 30, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes. Total return would have been lower had the Adviser not waived a portion of its fee.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2014	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements April 30, 2014	(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion;

Notes to Financial Statements April 30, 2014	(Unaudited)

0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2014, the Fund earned $13 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2014, were as follows (000):

Purchases
Other	$88,131
Sales
Other	$131,222

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2013 and 2012 was as follows (000):

Ordinary Income
2013	$22,053
2012	28,542

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$15,038
Capital Loss Carryforward	(268,328)
Unrealized Appreciation	320,216

Total Distributable Earnings	$66,926

For Federal income tax purposes, capital loss capital losses incurred in taxable years before December 22, 2010 may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
$60,498	$176,168	$4,429	$178	$241,273

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carry forwards under the new provision are as follows:

Short-Term Loss	Long-Term Loss	Total
$—	$27,055	$27,055

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2014, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$983,260	$460,876	$(39,967)	$420,909

Notes to Financial Statements April 30, 2014	(Unaudited)

8.	Other:

At April 30, 2014, 52% of total shares outstanding were held by three record shareholders. These shareholders were comprised of an omnibus account that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	In-Kind Transfer of Securities:

During the year ended October 31, 2013, the Fund redeemed shares of beneficial interest in exchange for securities and cash.

As a result of these redemptions, the following shares were redeemed for assets valued at the following:

Date of Redemption	Shares Redeemed(1)	Value of Investment Securities and Cash (000)	Gain (000)
1/2/2013	2,470,940	$38,837	$6,311

(1)	Shares have not been rounded.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
LSV Value Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,118.00	0.65%	$3.41

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.57	0.65%	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 11, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with a peer group of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Funds and the Adviser

The Board was provided with information regarding the Funds’ performance since the Agreement was last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-003-1600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014